SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS	12 Months Ended
Dec. 31, 2023
Stockholders' Equity Note [Abstract]
SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS	SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS

Authorized share capital is as follows:

(in thousands of $, except share data)	2023	2022
300,000,000 common shares of $0.01 par value each (December 31, 2022: 300,000,000 common shares of $0.01 par value each)	3,000	3,000

Issued and fully paid share capital is as follows:

(in thousands of $, except share data)	2023	2022
138,562,173 common shares of $0.01 par value each (December 31, 2022: 138,562,173 common shares of $0.01 par value each)	1,386	1,386

The Company's common shares are listed on the New York Stock Exchange.

Convertible bonds

On April 23, 2018, the Company issued a 4.875% senior unsecured convertible bond totaling $150.0 million. Additional bonds were issued on May 4, 2018 at a principal amount of $14.0 million. The bonds were convertible into common shares and matured on May 1, 2023. As required by ASC 470-20 "Debt with Conversion and Other Options", the Company calculated the equity component of the convertible bond, which was valued at $7.9 million at issue date and recorded as "Additional paid-in capital". (See Note 21: Short-Term and Long-Term Debt). During the year ended December 31, 2021, the Company purchased bonds with principal amount totaling $2.0 million. The equity component of these extinguished bonds was valued at $0.1 million and had been deducted from "Additional paid-in capital". In May 2023, the Company redeemed the full outstanding amount under the 4.875% senior unsecured convertible bonds due 2023. The remaining outstanding principal of $84.9 million was settled in cash.

On January 1, 2022, the Company implemented the guidance contained in ASU 2020-06 which simplified the accounting for certain financial instruments with characteristics of liabilities and equity. ASU 2020-06, was adopted using the modified retrospective method (See Note 2: Accounting Policies). Following the adoption, the 4.875% senior unsecured convertible notes due 2023 were reflected entirely as a liability as the embedded conversion feature was no longer presented within stockholders' equity. The cumulative effect of adopting this guidance was an incremental adjustment of $4.3 million to opening retained earnings, and a $5.9 million reduction to additional paid-in capital as of January 1, 2022. This net adjustment to equity of $1.6 million resulted in a corresponding decrease in deferred debt issuance costs.

In April 2018, the Company issued a total of 3,765,842 new common shares, par value $0.01 per share, from up to 7,000,000 issuable under a share lending arrangement in relation with the Company's issuance of 4.875% senior unsecured convertible bonds in April and May 2018. The shares issued had been loaned to affiliates of the underwriters of the bond issue in order to assist investors in the bonds to hedge their position. During the year ended December 31, 2023, 3,765,142 of the loaned shares were transferred into the custody of another counterparty under a general share lending agreement. It was determined that the transaction qualified for equity classification, and as of the date of inception and as of December 31, 2023, the fair value was determined to be nil. The remaining 700 shares are held with the Company's transfer agent.

In October 2021, the Company redeemed the full outstanding amount under the 5.75% senior unsecured convertible bonds due 2021. The remaining outstanding principal amount of $144.7 million was settled in cash. As required by ASC 470-20 "Debt with conversion and Other Options", the Company calculated the equity component of the convertible bond, which was valued at $4.6 million and recorded as "Additional paid-in capital". During the year ended December 31, 2021, the Company purchased bonds with principal amounts totaling $67.6 million. The equity component of these extinguished bonds was valued at $0.4 million and had been deducted from "Additional paid-in capital".

In November 2016, in relation with the Company's issue in October 2016 of senior unsecured convertible bonds totaling $225 million, the Company issued 8,000,000 new shares of par value $0.01 each. The shares were issued at par value and had been loaned to an affiliate of one of the underwriters of the bond issue, in order to assist investors in the bonds to hedge their position. The bonds were convertible into the Company's common shares and matured on October 15, 2021. In December 2021, the Company entered into a general share lending agreement with another counterparty and the 8,000,000 shares were transferred into their custody. It was determined that the transaction qualified for equity classification, and as of the date of inception and as of December 31, 2023 the fair value was determined to be nil (year ended December 31, 2022: nil).
Issuance of shares

During the year ended December 31, 2022, the Company issued a total of 10,786 new common shares, par value $0.01 per share, following the exercise of 85,500 share options (year ended December 31, 2021: cash payment of $0.1 million in lieu of issuing shares after the exercise of 129,000 share options). During the year ended December 31, 2023, no share options were exercised. In November 2016, the board of directors of the Company (the “Board of Directors”) renewed the Company's Share Option Scheme (the "Option Scheme"), originally approved in November 2006. The Option Scheme permits the Board of Directors, at its discretion, to grant options to employees, officers and directors of the Company or its subsidiaries. The fair value cost of options granted is recognized in the statement of operations, and the corresponding amount is credited to additional paid in capital (See also Note 24: Share Option Plan).

On April 12, 2022, the Board of Directors authorized a renewal of our dividend reinvestment plan, or DRIP, to facilitate investments by individual and institutional shareholders who wish to invest dividend payments received on shares owned, or other cash amounts, in the Company’s common shares on a regular or one time basis, or otherwise. On April 15, 2022, the Company filed a registration statement on Form F-3ASR (Registration No. 333-264330) to register the sale of up to 10,000,000 common shares pursuant to the DRIP. If certain waiver provisions in the DRIP are requested and granted pursuant to the terms of the plan, we may grant additional share sales to investors, from time to time, up to the amount registered under the plan.

In May 2020, the Company entered into an equity distribution agreement with BTIG LLC ("BTIG") under which the Company may, from time to time, offer and sell new common shares having aggregate sales proceeds of up to $100.0 million through an ATM program (the “2020 ATM Program”). the Company had sold 11.4 million of our common shares, and received net proceeds of $90.2 million, under the 2020 ATM Program. In April 2022, the Company entered into an amended and restated equity distribution agreement with BTIG, under which the Company may, from time to time, offer and sell new common shares up to $100.0 million, through an ATM program with BTIG (the “2022 ATM Program”). Under this agreement, the prior 2020 ATM Program established in May 2020 was terminated and replaced with the renewed 2022 ATM Program. On April 28, 2023, in connection with the 2022 ATM Program, the Company filed a new registration statement on Form F-3ASR (Registration No. 333-271504) and an accompanying prospectus supplement with the SEC to register the offer and sale of up to $100.0 million common shares pursuant to the 2022 ATM Program. No common shares have been sold under the 2022 ATM Program.

No new common shares were issued and sold under the DRIP and ATM arrangements during the years ended December 31, 2023 and December 31, 2022. During the year ended December 31, 2021, the Company issued and sold 10.7 million shares under these arrangements and total proceeds of $89.4 million net of costs were received, resulting in a premium on issue of $89.3 million.

Repurchase of shares

On May 8, 2023, the Board of Directors authorized the repurchase of up to an aggregate of $100 million of the Company's common shares until June 30, 2024 ("Share Repurchase Program"). During the year ended December 31, 2023, the Company repurchased a total of 1,095,095 shares, at an average price of approximately $9.27 per share, with principal amounts totaling $10.2 million, held as treasury shares. The Company has $89,847,972 remaining under the authorized Share Repurchase Program as of December 31, 2023.

During the year ended December 31, 2023, no dividend was paid from contributed surplus (year ended December 31, 2022: $37.3 million).